BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
13.	BUSINESS SEGMENT INFORMATION

Apache is engaged in a single line of business. Both domestically and internationally, the Company explores for, develops, and produces natural gas, crude oil and natural gas liquids. At December 31, 2013, the Company had production in five countries: the United States, Canada, Egypt, Australia, and the U.K. North Sea. Apache also pursues exploration interests in other countries that may over time result in reportable discoveries and development opportunities. Financial information for each country is presented below:

	United States	Canada	Egypt(1)	Australia	North Sea	Other International	Total(1)
	(In millions)
2013
Oil and gas production revenues(2)	$6,902	$1,224	$3,917	$1,140	$2,728	$—	$15,911
Operating Expenses:
Depreciation, depletion, and amortization
Recurring	2,338	505	1,005	423	1,022	1	5,294
Additional	552	—	—	—	367	76	995
Asset retirement obligation accretion	94	49	—	27	68	—	238
Lease operating expenses	1,320	459	471	214	400	—	2,864
Gathering and transportation	84	155	42	—	7	—	288
Taxes other than income	335	45	8	13	384	—	785

Operating Income (Loss)(2)	$2,179	$11	$2,391	$463	$480	$(77)	5,447

Other Income (Expense):
Derivative instrument gains (losses), net							(399)
Other							48
General and administrative							(482)
Acquisitions, divestitures, and transition							(33)
Financing costs, net							(177)

Net Income From Continuing Operations
Before Income Taxes(2)							$4,404

Net Property and Equipment(2)	$27,010	$6,058	$5,454	$6,838	$5,622	$23	$51,005

Total Assets(2)	$29,940	$6,952	$8,121	$8,094	$6,902	$51	$60,060

Additions to Net Property and Equipment(2)	$6,404	$1,082	$1,309	$1,954	$1,084	$24	$11,857

2012
Oil and gas production revenues(2)	$6,226	$1,322	$4,554	$1,575	$2,751	$—	$16,428
Operating Expenses:
Depreciation, depletion, and amortization
Recurring	2,056	594	925	466	914	—	4,955
Additional	—	1,883	—	—	—	43	1,926
Asset retirement obligation accretion	112	41	—	17	58	—	228
Lease operating expenses	1,386	458	410	215	315	—	2,784
Gathering and transportation	69	163	39	—	24	—	295
Taxes other than income	292	50	14	11	451	—	818

Operating Income (Loss)(2)	$2,311	$(1,867)	$3,166	$866	$989	$(43)	5,422

Other Income (Expense):
Derivative instrument gains (losses), net							(79)
Other							215
General and administrative							(515)
Acquisitions, divestitures, and transition							(31)
Financing costs, net							(172)

Net Income From Continuing Operations
Before Income Taxes(2)							$4,840

Net Property and Equipment(2)	$28,552	$6,640	$5,151	$5,312	$5,927	$77	$51,659

Total Assets(2)	$31,175	$7,142	$7,311	$6,280	$6,874	$120	$58,902

Additions to Net Property and Equipment(2)	$9,586	$1,096	$1,153	$1,581	$1,104	$98	$14,618

	United States	Canada	Egypt	Australia	North Sea	Other International	Total
	(In millions)
2011
Oil and gas production revenues(2)	$6,104	$1,617	$4,791	$1,734	$2,091	$—	$16,337
Operating Expenses:
Depreciation, depletion, and amortization
Recurring	1,684	546	818	440	409	—	3,897
Additional	—	—	—	—	—	109	109
Asset retirement obligation accretion	97	26	—	10	17	—	150
Lease operating expenses	1,167	470	398	197	208	—	2,440
Gathering and transportation	64	165	35	—	25	—	289
Taxes other than income	259	51	13	9	539	—	871

Operating Income (Loss)(2)	$2,833	$359	$3,527	$1,078	$893	$(109)	8,581

Other Expense:
Other							114
General and administrative							(439)
Acquisitions, divestitures, and transition							(20)
Financing costs, net							(172)

Net Income From Continuing Operations
Before Income Taxes(2)							$8,064

Net Property and Equipment(2)	$21,038	$8,022	$4,923	$4,194	$5,737	$22	$43,936

Total Assets(2)	$23,499	$8,816	$6,656	$4,681	$6,600	$33	$50,285

Additions to Net Property and Equipment(2)	$3,854	$1,288	$1,015	$1,140	$4,175	$73	$11,545

(1)	2013 includes a noncontrolling interest in Egypt.
(2)	Amounts have been recast to exclude discontinued operations.